UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9012

Smith Barney Institutional Cash

Management Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: August 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

Smith Barney Institutional Cash Management Fund, Inc.

Cash Portfolio

Government Portfolio

Municipal Portfolio

FORM-NQ

AUGUST 31, 2005

Cash Portfolio

Schedule of Investments (unaudited)	August 31, 2005

Face Amount	Security	Value
INVESTMENTS - 99.8%
Certificates of Deposit - 21.1%
$45,000,000	ABN AMRO Bank NV Chicago, 3.800% due 12/28/05	$45,000,000
	Barclays Bank PLC NY:
30,000,000	3.700% due 11/8/05	30,000,000
43,000,000	3.735% due 11/14/05	43,000,842
	BNP Paribas NY Branch:
50,000,000	3.310% due 9/9/05	50,000,110
25,000,000	3.510% due 12/13/05	24,989,596
	Credit Suisse First Boston NY:
50,000,000	3.589% due 9/20/05	50,000,000
16,000,000	3.700% due 11/8/05	16,000,000
40,000,000	Depfa Bank PLC, 4.020% due 7/18/06	40,000,000
43,750,000	Deutsche Bank NY, 4.155% due 8/2/06	43,751,579
25,000,000	Fortis Bank NY, 3.415% due 11/14/05	25,000,000
34,000,000	Lloyds TSB Bank PLC NY, 3.300% due 10/19/05	33,997,913
31,000,000	Nordea Bank Finland NY, 3.280% due 9/6/05	30,998,974
81,000,000	Rabobank Nederland NV NY, 3.585% due 12/28/05	80,974,157
50,000,000	Societe Generale NY, 3.520% due 9/20/05	50,000,000
50,000,000	Svenska Handelsbanken NY, 3.615% due 10/11/05	50,000,000
	Toronto Dominion Bank NY:
40,000,000	3.520% due 12/29/05	40,002,545
77,700,000	3.570% due 2/10/06	77,633,217
30,000,000	Wells Fargo Bank NA, 4.010% due 7/24/06	29,967,362

	Total Certificates of Deposit	761,316,295

Commercial Paper - 63.9%
49,250,000	Amsterdam Funding Corp., 3.550% due 9/26/05 (a)	49,128,585
14,025,000	Atlantis One Funding Corp., 3.350% due 10/24/05 (a)	13,955,830
	Atomium Funding Corp., Credit Enhanced by KBC Bank NV:
35,742,000	3.600% due 10/3/05 (a)	35,627,626
51,622,000	3.490% due 10/4/05 (a)	51,456,853
28,012,000	3.780% due 11/17/05 (a)	27,785,523
25,000,000	Bank of America NA, 4.110% due 5/30/06	25,000,000
	Beethoven Funding Corp.:
30,541,000	3.500% due 9/19/05 (a)	30,487,553
59,021,000	3.550% due 11/9/05 (a)	58,619,411
	Brahms Funding Corp.:
36,149,000	3.550% due 9/9/05 (a)	36,120,482
33,310,000	3.570% due 9/12/05 (a)	33,273,664
30,000,000	3.670% due 10/13/05 (a)	29,871,550
10,000,000	Carmel Mountain Funding Trust, 3.480% due 9/9/05 (a)	9,992,267
46,000,000	Chesham FNC/Chesham LLC, 3.530% due 9/6/05 (a)	45,977,447
	Cheyne Finance LLC:
20,000,000	3.560% due 9/19/05 (a)	19,964,400
29,575,000	3.560% due 9/21/05 (a)	29,516,507
	Cobbler Funding LLC:
23,252,000	3.550% due 9/20/05 (a)	23,208,435
24,435,000	3.470% due 9/28/05 (a)	24,371,408
6,241,000	3.550% due 10/11/05 (a)	6,216,383
20,000,000	3.740% due 11/15/05 (a)	19,844,167
78,000,000	Concord Minutemen Capital Co., 3.550% due 9/8/05 (a)	77,946,158
25,000,000	Crown Point Capital Co. LLC, Series A, 3.130% due 9/12/05 (a)	24,976,090
	Davis Square Funding III Corp.:
32,000,000	3.500% due 9/19/05 (a)	31,944,000
22,000,000	3.530% due 9/19/05 (a)	21,961,170
80,000,000	Ebury Finance LLC, 3.550% due 9/20/05 (a)	79,850,111
20,000,000	Ebury Finance Ltd, 3.495% due 10/5/05 (a)	19,933,983
25,000,000	Eiffel Funding LLC, 3.560% due 9/16/05 (a)	24,962,917
50,000,000	Fenway Funding LLC, 3.560% due 9/6/05 (a)	49,975,278
33,600,000	Ford Credit Floorplan, Master Own Trust, Motown Notes, Series 2002-1A, 3.550% due 9/9/05 (a)	33,573,493
25,000,000	General Electric Capital Corp., 3.400% due 11/29/05	24,789,861

See Notes to Schedule of Investments.

Cash Portfolio

Schedule of Investments (unaudited) (continued)	August 31, 2005

Face Amount	Security	Value
Commercial Paper (continued)
	Georgetown Funding Co.:
$35,000,000	3.480% due 9/16/05 (a)	$34,949,250
28,826,000	3.540% due 9/21/05 (a)	28,769,309
7,000,000	Grampian Funding LLC, 3.710% due 11/7/05 (a)	6,951,667
25,000,000	Harwood Street Funding I LLC, 3.570% due 9/16/05	24,962,813
	Harwood Street Funding II:
25,585,000	3.550% due 9/14/05 (a)	25,552,201
29,393,000	3.590% due 9/19/05 (a)	29,340,240
1,478,000	Ivory Funding Corp., 3.550% due 9/30/05 (a)	1,473,773
34,895,000	Liberty Harbour CDO Inc., 3.570% due 9/15/05 (a)	34,846,554
	Main Street Warehouse Funding:
29,160,000	3.570% due 9/12/05 (a)	29,128,191
49,477,000	3.600% due 9/19/05 (a)	49,387,941
20,000,000	3.650% due 9/26/05 (a)	19,949,306
30,035,000	Mane Funding Corp., 3.450% due 9/28/05 (a)	29,957,284
	Master Funding LLC, Series B:
33,000,000	3.660% due 10/12/05 (a)	32,862,445
17,000,000	3.710% due 11/1/05 (a)	16,893,131
	Mica Funding LLC:
25,000,000	3.550% due 9/6/05 (a)	24,987,674
38,350,000	3.450% due 9/19/05 (a)	38,283,846
50,000,000	3.600% due 9/19/05 (a)	49,910,000
	Mitten GMAC Mortgage Corp.:
10,000,000	3.500% due 9/13/05	9,988,333
11,000,000	3.610% due 9/21/05	10,977,939
50,000,000	3.650% due 9/23/05	49,888,472
	Monument Gardens Funding LLC:
50,000,000	3.600% due 9/21/05 (a)	49,900,000
20,000,000	3.550% due 10/14/05 (a)	19,915,194
25,000,000	Ormond Quay Funding LLC, 3.550% due 9/19/05 (a)	24,955,625
	Park Granada LLC:
10,414,000	3.550% due 9/2/05 (a)	10,412,973
20,325,000	3.500% due 9/20/05 (a)	20,287,455
30,000,000	3.450% due 9/27/05 (a)	29,925,250
47,365,000	Polonius Inc., 3.350% due 10/20/05 (a)	47,149,029
	Saint Germain Holdings Ltd.:
50,000,000	3.450% due 9/28/05 (a)	49,870,625
53,000,000	3.610% due 10/5/05 (a)	52,819,299
	Sierra Madre Funding Delaware Corp.:
62,000,000	3.560% due 9/9/05 (a)	61,950,951
28,241,000	3.710% due 11/7/05 (a)	28,046,004
39,366,000	Sigma Finance Inc., 3.450% due 9/28/05 (a)	39,264,141
	Stanfield Victoria Funding LLC:
35,000,000	3.450% due 9/19/05 (a)	34,939,625
28,240,000	3.460% due 9/26/05 (a)	28,172,146
310,000	3.690% due 10/25/05 (a)	308,284
31,750,000	Strand Capital LLC, 3.520% due 9/19/05 (a)	31,694,120
33,471,000	Tasman Funding Inc., 3.460% due 9/30/05 (a)	33,377,709
	UBS Finance Delaware LLC:
10,000,000	3.470% due 9/6/05	9,995,181
11,500,000	3.430% due 9/19/05	11,480,278
7,972,000	3.490% due 10/3/05	7,947,269
	Victory Receivable Corp.:
46,314,000	3.530% due 9/16/05 (a)	46,245,880
50,000,000	3.550% due 9/28/05 (a)	49,866,875
6,546,000	Whistlejacket Capital Ltd., 3.790% due 12/9/05 (a)	6,477,774

See Notes to Schedule of Investments.

Cash Portfolio

Schedule of Investments (unaudited) (continued)	August 31, 2005

Face Amount	Security	Value
Commercial Paper (continued)
	White Pine Finance LLC:
$24,706,000	3.700% due 11/7/05 (a)	$24,535,872
289,000	3.790% due 12/9/05 (a)	285,988
71,000,000	Windmill Funding Corp., 3.600% due 10/5/05 (a)	70,758,600

	Total Commercial Paper	2,299,973,668

Corporate Bonds & Notes - 1.0%
25,000,000	Harrier Finance Funding LLC, Medium-Term Notes, 3.541% due 10/17/05 (b)	24,998,899
11,000,000	Premier Asset Collateralized Entity LLC, 3.541% due 12/15/05 (b)	10,999,444

	Total Corporate Bonds & Notes	35,998,343

Foreign Certificates of Deposit - 6.1%
41,000,000	Barclays Bank PLC, 3.385% due 9/20/05	40,999,443
25,000,000	Calyon, 3.465% due 12/30/05	24,994,083
30,000,000	Credit Suisse First Boston NY, 2.750% due 11/14/05	29,932,642
50,000,000	Deutsche Bank Financial LLC, 3.465% due 12/30/05	50,000,000
	Societe Generale London:
51,000,000	3.220% due 9/19/05	50,998,097
25,000,000	4.000% due 7/19/06	24,993,478

	Total Foreign Certificates of Deposit	221,917,743

Promissory Note - 2.8%
100,000,000	Goldman Sachs Group Inc., 3.700% due 9/19/05 (a)(b)	100,000,000

U.S. Government Agencies - 3.3%
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
24,479,000	3.052% due 12/14/05 (c)	24,268,970
30,000,000	3.992% due 3/27/06 (c)	29,327,250
	Federal National Mortgage Association (FNMA), Discount Notes:
25,000,000	3.511% due 12/14/05 (c)	24,750,833
21,000,000	3.556% due 5/26/06 (c)	20,464,999
20,000,000	4.085% due 7/28/06 (c)	19,280,417

	Total U.S. Government Agencies	118,092,469

See Notes to Schedule of Investments.

Cash Portfolio

Schedule of Investments (unaudited) (continued)	August 31, 2005

Face Amount	Security	Value
Repurchase Agreement - 1.6%
$57,256,000	Interest in $57,256,000 joint tri-party repurchase agreement dated 8/31/05 with Goldman, Sachs & Co., 3.580% due 9/1/05; Proceeds at maturity- $57,261,694; (Fully collateralized by various U.S. Treasury Notes, 2.000% to 3.000% due 7/15/12 to 7/15/14; Market value- $58,427,981)	$57,256,000

	TOTAL INVESTMENTS - 99.8% (Cost - $3,594,554,518#)	3,594,554,518
	Other Assets in Excess of Liabilities - 0.2%	6,657,293

	TOTAL NET ASSETS - 100.0%	$3,601,211,811

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(b)	Variable rate security. Coupon rate disclosed is that which is in effect at August 31, 2005.

(c)	Coupon rate represents annualized yield.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Government Portfolio

Schedule of Investments (unaudited)	August 31, 2005

Face Amount	Security	Value
INVESTMENTS - 117.7%
U.S. Government & Agency Obligations - 74.6%
U.S. Government Agencies - 60.4%
	Federal Farm Credit Bank (FFCB):
$20,000,000	3.520% due 9/19/05 (a)	$20,000,108
20,000,000	3.510% due 12/27/06 (a)	19,997,361
25,000,000	3.588% due 3/1/07 (a)	24,998,152
16,470,000	Discount Notes, 3.394% due 12/13/05 (b)	16,313,082
	Federal Home Loan Bank (FHLB):
25,000,000	3.433% due 10/3/05 (a)	24,999,203
	Discount Notes:
15,000,000	3.459% due 9/21/05 (b)	14,971,250
25,000,000	3.489% due 9/23/05 (b)	24,946,833
	Federal Home Loan Mortgage Corp. (FHLMC):
25,000,000	3.702% due 11/7/05 (a)	25,000,287
	Discount Notes:
3,372,000	3.218% due 9/13/05 (b)	3,368,426
10,000,000	3.192% due 9/20/05 (b)	9,983,428
35,000,000	3.539% due 10/5/05 (b)	34,883,644
25,000,000	3.440 % due 11/1/05 (b)	24,856,311
25,000,000	3.367% due 12/5/05 (b)	24,782,292
15,000,000	3.992% due 3/27/06 (b)	14,663,625
14,422,000	3.768% due 3/31/06 (b)	14,112,201
10,000,000	3.930% due 7/5/06 (b)	9,677,224
	Federal National Mortgage Association (FNMA):
30,000,000	3.235% due 9/7/06 (a)	29,985,737
	Discount Notes:
15,000,000	3.460% due 10/12/05 (b)	14,941,404
15,000,000	3.299% due 10/19/05 (b)	14,935,000
30,000,000	3.629% due 11/9/05 (b)	29,793,000
7,783,000	3.159% due 12/30/05 (b)	7,703,354
16,000,000	3.616 % due 5/26/06 (b)	15,585,483
5,000,000	4.085% due 7/28/06 (b)	4,820,104

		425,317,509

U.S. Government Obligation - 14.2%
100,000,000	U.S. Treasury Bills, 3.480% due 9/15/05 (b)	99,864,861

	Total U.S. Government & Agency Obligations	525,182,370

Repurchase Agreements - 43.1%
150,000,000	Interest in $150,000,000 joint tri-party repurchase agreement dated 8/31/05 with Deutsche Bank Securities Inc., 3.580% due 9/1/05; Proceeds at maturity - $150,014,917; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.000% due 12/15/05 to 3/23/15; Market value - $153,003,049)	150,000,000
153,578,000	Interest in $153,578,000 joint tri-party repurchase agreement dated 8/31/05 with Goldman, Sachs & Co., 3.580% due 9/1/05; Proceeds at maturity- $153,593,272; (Fully collateralized by various U.S. Treasury Notes, 2.000% to 3.375% due 1/15/07 to 7/15/14; Market value- $156,727,301)	153,578,000

	Total Repurchase Agreements	303,578,000

	TOTAL INVESTMENTS - 117.7% (Cost - $828,760,370#)	828,760,370

	Liabilities in Excess of Other Assets - (17.7)%	(124,370,867)

	TOTAL NET ASSETS - 100.0%	$704,389,503

(a)	Variable rate security. Coupon rate disclosed is that which is in effect at August 31, 2005.

(b)	Coupon rate represents annualized yield.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Municipal Portfolio

Schedule of Investments (unaudited)	August 31, 2005

Face Amount	Rating‡	Security	Value
INVESTMENTS - 99.7%
Alabama - 1.8%
$4,900,000	A-1	Huntsville-Redstone Village, Special Care, Series D, LOC-Lasalle Bank, 2.510%, 9/1/05 (a)	$4,900,000
		Jefferson County, AL, Sewer Revenue:
10,000,000	A-1+	Series B-2, XLCA-Insured, BPA-Societe Generale, 2.530%, 9/1/05 (a)	10,000,000
26,900,000	A-1+	Series C-2, XLCA-Insured, BPA- JPMorgan, 2.570%, 9/1/05 (a)	26,900,000

		Total Alabama	41,800,000

Arizona - 0.7%
6,000,000	VMIG1(b)	Pima County, AZ, IDA, El Dorado Hospital, LOC-BB&T, 2.520%, 9/1/05 (a)	6,000,000
9,000,000	A-1+	Pima County, AZ, IDA Revenue, Lease Purchase, SPA-Societe Generale, 2.600%, 9/1/05 (a)	9,000,000

		Total Arizona	15,000,000

Arkansas - 0.2%
3,250,000	A-1	Sheridan, AR, IDA, Kohler Project, LOC-Wachovia, 2.540%, 9/1/05 (a)	3,250,000

Colorado - 1.8%
4,190,000	VMIG1(b)	Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank, 2.540%, 9/1/05 (a)	4,190,000
2,545,000	A-1+	Dove Valley Metropolitan District, Arapahoe County GO, 1.950% due 11/1/05 (c)	2,545,000
8,875,000	VMIG1(b)	Fiddlers Business Improvement District, CO, Greenwood Village GO, LOC-US Bank, 2.630%, 9/1/05 (a)	8,875,000
1,080,000	A-1+	La Plata County, CO, PCR, BP Amoco Project, 2.100% due 9/1/05 (c)	1,080,000
		Regional Transportation District, CO, COP, Series 2001-A, TECP, LOC-Westdeutsche Landesbank :
9,000,000	A-1+	2.600% due 11/2/05	9,000,000
12,500,000	A-1+	2.650% due 12/6/05	12,500,000
2,200,000	A-1+	Westminster, CO, EDA, North Huron Urban Renewal, LOC-Depfa, 2.520%, 9/1/05 (a)	2,200,000

		Total Colorado	40,390,000

District of Columbia - 3.8%
14,400,000	A-1	District of Columbia, American Red Cross, TECP, LOC-JPMorgan, 2.600% due 10/4/05	14,400,000
		District of Columbia Revenue:
51,490,000	A-1+	GO, Series C, FGIC-Insured, 2.380%, 9/7/05 (a)	51,490,000
2,560,000	A-1+	American Psychological Association, LOC-Bank of America N.A., 2.550%, 9/1/05 (a)	2,560,000
14,000,000	A-1+	Henry J. Kaiser Foundation, BPA-JPMorgan, 2.540%, 9/1/05 (a)	14,000,000
3,555,000	NR	National Museum of Women Arts, LOC-Wachovia, 2.590%, 9/1/05 (a)	3,555,000

		Total District of Columbia	86,005,000

Florida - 6.6%
14,075,000	A-1	Broward County, FL, School Board COP, MSTC, Series 9033, FSA-Insured, PART, LIQ-Bear Stearns, 2.400%, 9/7/05 (a)(d)	14,075,000
9,990,000	A-1	Florida Board of Education, MSTC, Series 9007, PART, LIQ-Bear Stearns, 2.400%, 9/7/05 (a)(d)	9,990,000
		Florida Local Government Finance Commission TECP, LOC-Wachovia:
10,000,000	A-1	2.680% due 9/7/05	10,000,018
10,000,000	A-1	2.620% due 11/10/05	10,000,000
9,146,000	A-1	2.650% due 12/2/05	9,146,000
3,700,000	A-1	Florida State Municipal Power Agency, TECP, LOC-Wachovia, 2.500% due 10/12/05	3,700,000
		Highlands County, FL, Health Facilities Authority, Adventist Health System:
8,800,000	A-1+	Series AR-2, FGIC-Insured, BPA - Bank of Nova Scotia, 2.490%, 9/1/05 (a)	8,800,000
7,050,000	A-1+	Series A, LOC-Suntrust, 2.500%, 9/1/05 (a)	7,050,000
		Hillsborough County, FL:
11,930,000	A-1	School District Sales Tax Revenue, MSTC, Series 9032, AMBAC-Insured, PART, LIQ-Bear Stearns, 2.400%, 9/7/05 (a)(d)	11,930,000

See Notes to Schedule of Investments.

Municipal Portfolio

Schedule of Investments (unaudited) (continued)	August 31, 2005

Face Amount	Rating‡	Security	Value
Florida (continued)
$3,600,000	A-1+	EFA, Southwest Florida College Project, LOC-Suntrust, 2.410%, 9/7/05 (a)	$3,600,000
4,000,000	F-1+(e)	IDA, Tampa Metropolitan Area YMCA Project, LOC-Bank of America, 2.550%, 9/1/05 (a)	4,000,000
		Jacksonville, FL, Commercial Paper Notes, Series A, TECP, LOC-Landesbank Baden Wurttemberg:
8,315,000	A-1+	2.450% due 10/11/05	8,315,000
3,775,000	A-1+	2.680% due 11/16/05	3,775,000
7,465,000	A-1+	Miami-Dade County, FL, EFA Revenue, Florida International University Foundation Project, LOC-Suntrust Bank, 2.490%, 9/7/05 (a)	7,465,000
3,745,000	F-1+(e)	Miami-Dade County, FL, IDA, Gulliver School Project, LOC-Bank of America, 2.550%, 9/1/05 (a)	3,745,000
		Orange County, FL:
23,000,000	A-1+	HFA, Adventist Sunbelt Health System, LOC-Suntrust, 2.490%, 9/1/05 (a)	23,000,000
4,100,000	F-1+(e)	IDR, Central Florida YMCA Project, Series A, LOC-Bank of America, 2.550%, 9/1/05 (a)	4,100,000
2,200,000	VMIG1(b)	Pasco County, FL, HFA, MFH Carlton Arms Project, LOC-Wachovia, 2.630%, 9/1/05 (a)	2,200,000
5,100,000	A-1+	Pinellas County, FL, IDR, YMCA Suncoast Project, LOC-Suntrust, 2.360%, 9/7/05 (a)	5,100,000
60,000	Aa2(b)	Tallahassee County, FL, Leon Civic Center, Series B, LOC-Suntrust, 2.490%, 9/7/05 (a)	60,000

		Total Florida	150,051,018

Georgia - 6.1%
35,000,000	A-1+	Atlanta, GA, Airport Revenue, Series C-1, MBIA-Insured, SPA-Landesbank Hessen-Thuringen, 2.500%, 9/1/05 (a)	35,000,000
4,425,000	A-1+	Atlanta, GA, Water & Wastewater Revenue, MBIA-Insured, PART, LIQ-Societe Generale, 2.410%, 9/7/05 (a)	4,425,000
2,200,000	A-1+	Bibb County, GA, Development Authority Educational Facilities Revenue, Tattnall Square Academy, LOC-Wachovia, 2.540%, 9/1/05 (a)	2,200,000
5,000,000	A-1+	Burke County, GA, Development Authority PCR, Oglethorpe Power Corp., Series B, TECP, AMBAC-Insured, LIQ-Rabobank Nederland, 2.430% due 10/11/05	5,000,000
11,400,000	Aa2(b)	Columbus, GA, Hospital Authority Revenue, St. Francis Hospital Inc. Project, LOC-Suntrust, 2.490%, 9/7/05 (a)	11,400,000
		DeKalb County, GA, Development Authority Revenue:
9,000,000	VMIG1(b)	Oglethorpe University Project, LOC-Suntrust, 2.360%, 9/7/05 (a)	9,000,000
3,345,000	Aa2(b)	St. Martins Episcopal School, LOC-Suntrust, 2.540%, 9/1/05 (a)	3,345,000
		Fulton County, GA, Development Authority Revenue:
15,700,000	VMIG1(b)	Robert W. Woodruff Arts Center Project, Series B, LIQ-Suntrust, 2.360%, 9/7/05 (a)	15,700,000
4,600,000	VMIG1(b)	Trinity School Inc. Project, LOC-Suntrust, 2.490%, 9/7/05 (a)	4,600,000
15,000,000	Aa2(b)	Woodward Academy Inc. Project, LOC-Suntrust, 2.490%, 9/7/05 (a)	15,000,000
10,750,000	A-1+	Gwinnett County, GA, Hospital Authority Revenue, Gwinnett Hospital System Inc. Project, LOC-Suntrust, 2.360%, 9/7/05 (a)	10,750,000
		Macon-Bibb County, GA:
10,775,000	VMIG1(b)	Hospital Authority, Medical Center Central Georgia, LOC-Suntrust Bank, 2.360%, 9/7/05 (a)	10,775,000
2,760,000	A-1+	IDR, I-75 Business Park & Airport Project, LOC-Wachovia, 2.540%, 9/1/05 (a)	2,760,000
1,180,000	A-1+	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series PA-528, MBIA-Insured, PART, LIQ-Merrill Lynch, 2.540%, 9/1/05 (a)	1,180,000
4,000,000	A-1+	Private Colleges & Universities Authority, GA, Emory University, Series SG-146 PART, LIQ-Societe Generale, 2.530%, 9/1/05 (a)	4,000,000
4,310,000	VMIG1(b)	Union County, GA, Development Authority Revenue, Boy Scouts of America Atlanta Project, LOC-Suntrust, 2.490%, 9/7/05 (a)	4,310,000

		Total Georgia	139,445,000

Illinois - 10.3%
20,800,000	AAA	Chicago, IL, Board of Education, MSTC, PART, Series 1999-71, Class A, FGIC-Insured, LIQ-Bear Stearns, 2.410%, 9/7/05 (a)(d)	20,800,000
8,900,000	A-1	Chicago, IL, GO, MSTC, Series 9012, FGIC-Insured PART, LIQ-Bear Stearns, 2.410%, 9/7/05 (a)(d)	8,900,000
5,500,000	A-1+	Chicago, IL, Tax Increment, Senior Lien Allocation, Series A, LOC-Bank of New York, 2.400%, 9/7/05 (a)	5,500,000
8,000,000	A-1	DuPage County, IL, Transportation Revenue, MSTC, Series 9010, FSA-Insured PART, LIQ-Bear Stearns, 2.410%, 9/7/05 (a)	8,000,000
17,300,000	A-1	DuPage, IL, Transportation Revenue, MSTC, PART, Series 2001-140, Class A, FSA-Insured, LIQ-Bear Stearns, 2.410%, 9/7/05 (a)(d)	17,300,000

See Notes to Schedule of Investments.

Municipal Portfolio

Schedule of Investments (unaudited) (continued)	August 31, 2005

Face Amount	Rating‡	Security	Value
Illinois (continued)
$14,715,000	A-1+	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank, 2.490%, 9/1/05 (a)	$14,715,000
		Illinois DFA:
2,000,000	VMIG1(b)	Carmel High School Project, LOC-LaSalle Bank, 2.400%, 9/7/05 (a)	2,000,000
14,820,000	A-1+	Evanston-Northwestern Health Care Corp., Series C, SPA-Bank One N.A., 2.500%, 9/1/05 (a)	14,820,000
5,235,000	VMIG1(b)	Jewish Federation of Metropolitan Chicago Projects, AMBAC-Insured, BPA-JPMorgan, 2.340%, 9/1/05 (a)	5,235,000
5,650,000	A-1+	Rosecrance Inc. Project, LOC-Bank One N.A. 2.400%, 9/7/05 (a)	5,650,000
5,000,000	A-1+	Illinois EFA, University of Chicago TECP, 2.580% due 10/25/05	5,000,000
4,000,000	VMIG1(b)	Illinois Finance Authority Revenue, Lake Forest Country Day School, LOC-Northern Trust Company, 2.400%, 9/7/05 (a)	4,000,000
		Illinois Health Facilities Authority Revenue:
1,800,000	A-1+	Carle Foundation, Series B, AMBAC-Insured, LIQ-Northern Trust, 2.380%, 9/7/05 (a)	1,800,000
9,500,000	A-1+	Little Co. of Mary Hospital, LOC-US Bank, 2.530%, 9/1/05 (a)	9,500,000
		Pekin Memorial Hospital and Healthcare Centers:
10,000,000	VMIG1(b)	Series 97, LOC-Fifth Third Bank, 2.580%, 9/1/05 (a)	10,000,000
4,300,000	VMIG1(b)	Series C, LOC-Fifth Third Bank, 2.580%, 9/1/05 (a)	4,300,000
18,000,000	A-1+	Rosalind Franklin University of Medicine and Sciences, LOC-Bank One N.A., 2.380%, 9/7/05 (a)	18,000,000
		Illinois State Toll Highway Authority:
24,400,000	A-1	MSTC, Series 98-67 PART, FSA-Insured, LIQ-Bear Stearns, 2.410%, 9/7/05 (a)(d)	24,400,000
1,500,000	VMIG1	Refunding Series B, FSA-Insured, BPA-Landesbank Hessen-Thuringen, 2.530%, 9/1/05 (a)	1,500,000
9,985,000	A-1	Illinois State, GO, Series 378, FGIC-Insured PART, LIQ-Merrill Lynch, 2.530%, 9/1/05 (a)	9,985,000
15,870,000	A-1	Metropolitan Pier & Exposition Authority, IL, State Tax Revenue, MSTC, Series 2024 FGIC-Insured PART, LIQ-Bear Stearns, 2.410%, 9/7/05 (a)(d)	15,870,000
4,400,000	A-1	Tinley Park, IL, MFH Revenue, LOC-LaSalle Bank, 2.510%, 9/1/05 (a)	4,400,000
		University of Illinois:
13,200,000	A-1+	Health Services Facilities Systems, Series B, LOC-Landesbank Hessen-Thuringen, 2.380%, 9/7/05 (a)	13,200,000
10,145,000	A-1	MSTC, Series 9031, AMBAC-Insured PART, LIQ-Bear Stearns, 2.410%, 9/7/05 (a)(d)	10,145,000

		Total Illinois	235,020,000

Indiana - 3.1%
4,000,000	Aa2(b)	Crawfordsville, IN, IDR, National Service Industries Inc. Project, LOC-Wachovia Bank, 2.540%, 9/1/05 (a)	4,000,000
		Indiana Health Facilities Finance Authority:
19,100,000	A-1	Baptist Homes of Indiana, LOC-LaSalle Bank, 2.500%, 10/7/05 (a)	19,100,000
8,800,000	A-1+	Community Health Network Project, Series C, LOC-Fifth Third Bank, 2.490%, 9/1/05 (a)	8,800,000
800,000	A-1	Indiana Health Facilities Financing Authority, Capital Access Designated Pool, LOC-Comerica Bank, 2.380%, 9/7/05 (a)	800,000
7,000,000	VMIG1(b)	Indiana State HEFA, Porter Project, Series A, LOC-Fifth Third, 2.490%, 9/2/05 (a)	7,000,000
5,600,000	SP-1+	Indianapolis, IN, Local Public Improvement Bond Bank, Notes, Series G, GIC-Transamerica Bank N.A., 4.000% due 1/6/06	5,626,913
4,700,000	A-1	MSD Warren Township, IN, Vision 2005 School Building Corp., MERLOT, Series A52, FGIC-Insured PART, LIQ-Wachovia, 2.400%, 9/7/05 (a)	4,700,000
19,300,000	A-1+	Petersburg, IN, PCR, Indiana Power and Light Co., Series B, AMBAC-Insured, BPA-LaSalle National Bank, 2.400%, 9/7/05 (a)	19,300,000

		Total Indiana	69,326,913

Iowa - 1.0%
		Iowa Finance Authority:
2,000,000	VMIG1(b)	MFH, Cedarwood Hills Project, Series A, LIQ-FHLMC, 2.540%, 9/1/05 (a)	2,000,000
6,000,000	A-1+	Wesley Retirement Services Inc. Project, Series B, LOC-Wells Fargo, 2.490%, 9/1/05 (a)	6,000,000

See Notes to Schedule of Investments.

Municipal Portfolio

Schedule of Investments (unaudited) (continued)	August 31, 2005

Face Amount	Rating‡	Security	Value
Iowa (continued)
$11,000,000	A-1	Iowa Higher Education Loan Authority Revenue, MBIA-Insured, LIQ-JPMorgan, 2.430%, 9/7/05 (a)	$11,000,000
4,125,000	NR	Mason City, IA, IDR, Supervalu Inc. Project, LOC-Wachovia, 2.480%, 9/7/05 (a)	4,125,000

		Total Iowa	23,125,000

Kansas - 0.2%
5,300,000	A-1	Lenexa, KS, Health Care Facility Revenue, Lakeview Village Inc., Series B, LOC-LaSalle Bank, 2.500%, 9/1/05 (a)	5,300,000

Kentucky - 3.1%
8,000,000	VMIG1(b)	Fulton County, KY, United Healthcare Hospital Co., LOC-Wachovia, 2.390%, 9/7/05 (a)	8,000,000
		Hancock County, KY, PCR, Southwire Co. Project:
21,685,000	NR	Series A, LOC-Wachovia, 2.640%, 9/1/05 (a)	21,685,000
1,000,000	NR	Series B, LOC-Wachovia, 2.640%, 9/1/05 (a)	1,000,000
7,000,000	A-1	Kentucky State Property & Building Commission, MSTC, Series 9027, FSA-Insured PART, LIQ-Bear Stearns, 2.410%, 9/7/05 (a)(d)	7,000,000
4,800,000	NR	Lexington-Fayette Urban County, KY, LOC-Fifth Third Bank, 2.510%, 9/2/05 (a)	4,800,000
18,930,000	A-1+	Louisville & Jefferson County, KY, Metropolitan Sewer District, Series SG-132, FGIC-Insured, PART, BPA-Societe Generale, 2.530%, 9/1/05 (a)	18,930,000
9,405,000	A-1+	Williamsburg, KY, Educational Building Revenue, Refunding & Improvement Cumberland Project, LOC-Fifth Third Bank, 2.490%, 9/2/05 (a)	9,405,000

		Total Kentucky	70,820,000

Maryland - 4.0%
1,000,000	A-1+	Anne Arundel County, MD, GO, TECP, Series A, LIQ-Westdeutsche Landesbank, 2.550% due 9/7/05	1,000,000
7,505,000	A-1	Baltimore, MD, GO, PART, Series 364, LIQ-Merrill Lynch, 2.530%, 9/1/05 (a)	7,505,000
9,700,000	A-1	Gaithersburg, MD, EDA, Asbury Methodist Village Inc., LOC-KBC Bank, 2.500%, 9/1/05 (a)	9,700,000
10,062,000	A-1	Howard County, MD, MFH, Series PT-1021, PART, SPA-Merrill Lynch Capital Services Inc., FNMA-Insured, 2.540%, 9/1/05 (a)	10,062,000
20,850,000	A-1+	Maryland State GO, PART, Series 390, LIQ-Merrill Lynch, 2.520%, 9/1/05 (a)	20,850,000
1,900,000	VMIG1(b)	Maryland State, HEFA, Medlantic/Helix Systems, Series 829, FSA-Insured, PART, LIQ-Morgan Stanley, 2.520%, 9/1/05 (a)	1,900,000
		Montgomery County, MD, EDR Bonds, Howard Hughes Medical Institute Facilities:
15,000,000	A-1+	Series B, 2.370%, 9/7/05 (a)	15,000,000
25,500,000	A-1+	Series C, 2.380%, 9/7/05 (a)	25,500,000

		Total Maryland	91,517,000

Massachusetts - 1.7%
		Massachusetts Bay Transportation Authority, TECP, Series B:
3,300,000	A-1+	LIQ-Bayerische Landesbank, 2.450% due 9/7/05	3,300,000
6,900,000	A-1+	LIQ-Bayerische Landesbank, 2.450% due 9/22/05	6,900,000
		Massachusetts State DFA:
8,810,000	VMIG1(b)	Notre Dame Health Care Center, LOC-KBC Bank, 2.590%, 9/1/05 (a)	8,810,000
4,000,000	A-1	RAN, TECP, LOC-Wachovia, 2.730% due 11/28/05	4,000,000
		Massachusetts State GO, Massachusetts State Water Authority, TECP, Series 94:
11,000,000	A-1+	LOC-Bayerische Landesbank, 2.600% due 10/4/05	11,000,000
5,000,000	A-1+	LOC-Bayerische Landesbank, 2.660% due 11/8/05	5,000,000

		Total Massachusetts	39,010,000

Michigan - 5.0%
25,900,000	VMIG1(b)	Detroit, MI, Water Supply System, Series B, MBIA-Insured, BPA-Dexia, 2.520%, 9/1/05 (a)	25,900,000
11,800,000	VMIG1(b)	Detroit, MI, Downtown Development Authority, Millender Center Project, LOC-HSBC, 2.700%, 9/1/05 (a)	11,800,000
5,000,000	SP-1+	Michigan Municipal Bond Authority Revenue, Notes, Series B-2, LOC- JPMorgan Chase & Co., 4.000% due 8/18/06	5,050,432

See Notes to Schedule of Investments.

Municipal Portfolio

Schedule of Investments (unaudited) (continued)	August 31, 2005

Face Amount	Rating‡	Security	Value
Michigan (continued)
		Michigan State Building Authority:
$4,995,000	VMIG1(b)	Series 516, PART, LIQ-Morgan Stanley, 2.520%, 9/1/05 (a)	$4,995,000
14,000,000	A-1+	TECP, Series 3, LOC-Bank of New York, State Street, 2.680% due 10/13/05	14,000,000
13,980,000	A-1+	Michigan State University Revenues, BPA-Landsbank Hessen-Thuringen, 2.340%, 9/7/05 (a)	13,980,000
		Michigan State, GO, TECP:
15,500,000	A-1+	Series A-2004, LIQ-Depfa, 2.200% due 10/5/05	15,500,000
14,750,000	A-1+	Series B, 2.200% due 10/5/05	14,750,000
7,000,000	VMIG1(b)	Saline, MI, EDA, LOC-Fleet Bank N.A., 2.400%, 9/7/05 (a)	7,000,000

		Total Michigan	112,975,432

Minnesota - 0.1%
2,900,000	A-1+	Minneapolis, MN, Seed Academy Harvest School, LOC-US Bank, 2.640%, 9/1/05 (a)	2,900,000

Mississippi - 0.2%
5,350,000	NR	Newton, MS, IDR, La-Z-Boy Chair Co. Project, LOC-Wachovia, 2.490%, 9/1/05 (a)	5,350,000

Missouri - 2.2%
6,500,000	A-1+	Boone County, MO, IDA, Retirement Center Terrace Apartments Project, LOC-LaSalle Bank, 2.550%, 9/1/05 (a)	6,500,000
		Missouri State HEFA:
6,900,000	A-1+	Barnes Hospital Project, LOC-JPMorgan, 2.380%, 9/7/05 (a)	6,900,000
		School District Funding Program Notes:
1,000,000	SP-1+	Cape Girardeau, 3.000% due 11/14/05	1,002,381
3,000,000	SP-1+	Fort Zumwalt, 3.000% due 11/14/05	3,007,144
2,000,000	SP-1+	Grandview, 3.000% due 11/14/05	2,004,763
2,700,000	SP-1+	St. Louis County, 3.000% due 11/14/05	2,706,429
2,500,000	SP-1+	Webster Groves, 3.000% due 11/14/05	2,505,953
2,240,000	A-1+	Washington University, Series A, BPA-Dexia, 2.340%, 9/1/05 (a)	2,240,000
5,600,000	MIG1(b)	Missouri State Public Utilities Commission, 2.750% due 10/1/05	5,604,310
18,000,000	VMIG1(b)	St. Louis County, MO, IDA, MFH, Pelican Cove Project, FNMA- Insured, 2.490%, 9/1/05 (a)	18,000,000

		Total Missouri	50,470,980

Montana - 0.2%
3,925,000	NR	Montana State Board of Investment, EDR, Farmers Union Central Exchange Project, LOC-Robobank Nederland, 2.540%, 9/2/05 (a)	3,925,000

National - 1.5%
27,240,000	NR	Clipper Tax Exempt Trust, Certificate Partnership, Series A, FSA-Insured PART, 2.610%, 9/1/05 (a)	27,240,000
6,980,000	NR	Macon Trust Variable Rate Certificates, Series A, MBIA-Insured, 2.640%, 9/1/05 (a)	6,980,000

			34,220,000

Nebraska - 1.2%
26,305,000	A-1+	Nebraska Student Loan NEBHELP Inc. Revenue, Series B, MBIA-Insured, BPA-Lloyds Bank, 2.430%, 9/7/05 (a)	26,305,000

New Hampshire - 0.4%
		New Hampshire HEFA Revenue:
5,200,000	VMIG1(b)	Frisbie Memorial Hospital, LOC-Fleet National Bank, 2.540%, 9/1/05 (a)	5,200,000
3,500,000	VMIG1(b)	Healthcare Inc./ Exeter Hospital Group, LOC-Fleet National Bank, 2.500%, 9/1/05 (a)	3,500,000

		Total New Hampshire	8,700,000

New Jersey - 1.3%
30,000,000	SP-1+	State of New Jersey, TRAN, Series A, 4.000% due 6/23/06	30,288,581

New Mexico - 0.8%
8,710,000	A-1+	New Mexico Income Housing Authority, Lease Region III Lease Purchase Program, Class A, LIQ-Societe Generale, 2.540%, 9/1/05 (a)	8,710,000

See Notes to Schedule of Investments.

Municipal Portfolio

Schedule of Investments (unaudited) (continued)	August 31, 2005

Face Amount	Rating‡	Security	Value
New Mexico (continued)
$2,635,000	VMIG1(b)	New Mexico State, Hospital Equipment Loan, Council Rehoboth Mckinley Health Care, LOC-Wells Fargo, 2.460%, 9/7/05 (a)	$2,635,000
7,625,000	A-1+	University of New Mexico, University Revenues, Series B, BPA-Westdeutsche Landesbank, 2.400%, 9/7/05 (a)	7,625,000

		Total New Mexico	18,970,000

New York - 0.4%
9,150,000	A-1+	New York State Power Authority, GO, LIQ-Dexia, 2.150% due 9/1/05 (c)	9,150,000

North Carolina - 2.1%
1,060,000	A-1+	Buncombe County, NC, GO, Series B, BPA-Wachovia, 2.500%, 9/1/05 (a)	1,060,000
6,850,000	VMIG1(b)	North Carolina Capital Facilities Finance Agency, Lees-McRae College, LOC-BB&T, 2.490%, 9/1/05 (a)	6,850,000
4,255,000	Aa2(b)	North Carolina Educational Facilities Finance Agency, Cape Fear Academy, LOC-Wachovia, 2.490%, 9/1/05 (a)	4,255,000
		North Carolina Medical Care Commission:
17,070,000	VMIG1(b)	Randolph Hospital Inc. Project, LOC-Suntrust, 2.500%, 9/1/05 (a)	17,070,000
4,300,000	A-1	St. Josephs Health System Inc., BPA-BB&T, 2.550%, 9/1/05 (a)	4,300,000
15,000,000	A-1+	Wake County, NC, GO, Series B, BPA-Landesbank Hessen-Thuringen, 4.000% due 4/1/06 (c)	15,110,995

		Total North Carolina	48,645,995

Ohio - 1.3%
5,500,000	VMIG1(b)	Akron Bath Copley, OH, Joint Hospital District Health Care Facilities Sumner Project, LOC-KBC Bank, 2.520%, 9/1/05 (a)	5,500,000
7,000,000	VMIG1(b)	Cincinnati, OH, Development Authority Revenue, National Underground Railroad Museum, Series A, LOC-Fifth Third Bank, JPMorgan, US Bank, 2.450%, 9/7/05 (a)	7,000,000
10,500,000	F-1+(e)	Franklin County, OH, Healthcare Facilities Revenue, Friendship Village of Dublin, Series A, LOC-LaSalle Bank, 2.500%, 9/1/05 (a)	10,500,000
6,000,000	VMIG1(b)	Ohio State Higher Educational Facilities Revenue, Ashland University Project, LOC-Key Bank, 2.540%, 9/1/05 (a)	6,000,000

		Total Ohio	29,000,000

Oklahoma - 1.0%
23,305,000	A-1+	Oklahoma Water Resource Board, State Loan Program, BPA-Societe Generale, 2.470% due 10/1/05 (c)	23,305,000

Oregon - 0.8%
5,000,000	VMIG1(b)	Oregon State Facilities Authority Revenue, Episcopal School Projects, Series A, LOC-US Bank, 2.540%, 9/1/05 (a)	5,000,000
9,415,000	VMIG1(b)	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America, 2.540%, 9/1/05 (a)	9,415,000
4,390,000	A-1+	Tri-County, OR, Metropolitan Transportation District, Interstate Max Project, Series A, LOC-Bayerische Landesbank, 2.530%, 9/1/05 (a)	4,390,000

		Total Oregon	18,805,000

Pennsylvania - 8.2%
10,700,000	A-1+	Emmaus, PA, General Authority Revenue, Sub-Series D-23, LOC-Depfa Bank, 2.380%, 9/7/05 (a)	10,700,000
2,560,000	VMIG1(b)	Erie County, PA, Hospital Authority Revenue, Senior Living Services Inc. Project, LOC-KBC Bank, 2.560%, 9/1/05 (a)	2,560,000
6,710,000	A-1+	Lehigh County, PA, General Purpose Authority, The Good Shepherd Group, SPA-Wachovia Bank N.A., AMBAC-Insured, 2.560%, 9/1/05 (a)	6,710,000
		New Garden, PA, General Authority Revenue, Pooled Financing Program:
69,930,000	A-1+	Series I, AMBAC-Insured, BPA-Dexia, Bank of Nova Scotia, 2.450%, 9/7/05 (a)	69,930,000
17,450,000	A-1+	Series II, FSA-Insured, BPA-Bank of Nova Scotia, 2.450%, 9/7/05 (a)	17,450,000
8,000,000	MIG1(b)	North Wales, PA, Water Authority, Rural Water Projects Revenue, 2.750% due 10/1/05	8,006,616

See Notes to Schedule of Investments.

Municipal Portfolio

Schedule of Investments (unaudited) (continued)	August 31, 2005

Face Amount	Rating‡	Security	Value
Pennsylvania (continued)
$10,150,000	A-1+	Pennsylvania State Turnpike Commission, Registration Fee Revenue, Series B, FSA-Insured, SPA-JPMorgan Chase & Co., 2.500%, 9/1/05 (a)	$10,150,000
1,800,000	A-1+	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia, SPA-Fleet National Bank, 2.340%, 9/1/05 (a)	1,800,000
3,675,000	NR	Philadelphia, PA, IDR, Friends of Mast School Inc. Project, LOC-Wachovia, 2.540%, 9/1/05 (a)	3,675,000
		West Cornwall Township Municipal Authority, PA:
25,420,000	A-1+	Bethlehem Area School District GO, FSA-Insured, BPA-Dexia, 2.520%, 9/1/05 (a)	25,420,000
13,465,000	A-1+	General Government Loan Program: FSA-Insured, BPA-Dexia, 2.520%, 9/1/05 (a)	13,465,000
15,810,000	A-1+	Series A, FSA-Insured, BPA - Dexia, 2.520%, 9/1/05 (a)	15,810,000

		Total Pennsylvania	185,676,616

Rhode Island - 0.1%
2,900,000	A-1+	Rhode Island Health & Educational Building Corp., Educational Institution Revenue, Paul Cuffee School, LOC-Fleet, 2.370%, 9/7/05 (a)	2,900,000

South Carolina - 2.2%
11,520,000	A-1	North Charleston, SC, Municipal Golf Course Mortgage Revenue, BPA-Bank of America, 2.430%, 9/7/05 (a)	11,520,000
35,513,000	MIG1(b)	South Carolina Association of Governmental Organizations COP, TAN, 4.000% due 4/14/06	35,813,128
		South Carolina Jobs-EDA:
2,550,000	A-1+	Family YMCA Florence Project, LOC-Wachovia, 2.540%, 9/1/05 (a)	2,550,000
1,000,000	NR	Pickens County YMCA Project, LOC-Bank of America, 2.550%, 9/1/05 (a)	1,000,000

		Total South Carolina	50,883,128

South Dakota - 0.2%
3,600,000	A1	Watertown, SD, IDR, Supervalu Inc. Project, LOC-Wachovia, 2.480%, 9/7/05 (a)	3,600,000

Tennessee - 4.8%
6,640,000	VMIG1(b)	Clarksville, TN, Public Building Authority Financing, LOC-Suntrust, 2.490%, 9/1/05 (a)	6,640,000
4,350,000	NR	Dayton, TN, IDR, La-Z-Boy Chair Co. Project, LOC-Wachovia, 2.540%, 9/1/05 (a)	4,350,000
2,000,000	NR	Memphis, TN, Center City Financing Corp., MFH, Series 1220, PART, LIQ-Merrill Lynch, 2.540%, 9/1/05 (a)	2,000,000
1,310,000	A-1+	Memphis, TN, GO, Series A, BPA-Westdeutsche Landesbank, 2.430%, 9/7/05 (a)	1,310,000
		Metropolitan Government of Nashville & Davidson County, TN:
7,500,000	VMIG1(b)	David Lipscomb University Project, Series B, LOC-SunTrust Bank, 2.360%, 9/7/05 (a)	7,500,000
5,000,000	A-1+	GO, TECP, 2.780% due 12/15/05	5,000,000
10,700,000	F-1+(e)	Nashville Symphony Hall Project, LOC-Bank of America, 2.500%, 9/1/05 (a)	10,700,000
6,595,000	VMIG1(b)	Montgomery County, TN, Public Building Authority, Loan Pool, LOC-Bank of America, 2.500%, 9/1/05 (a)	6,595,000
		Sevier County, TN, Public Building Authority, Local Government Improvement:
4,100,000	VMIG1(b)	Series I-A-1, AMBAC-Insured, LIQ-CSFB, 2.510%, 9/1/05 (a)	4,100,000
5,000,000	VMIG1(b)	Series I-A-2, AMBAC-Insured, LIQ-CSFB, 2.510%, 9/1/05 (a)	5,000,000
2,100,000	VMIG1(b)	Series II-A-1, AMBAC-Insured, LIQ-KBC Bank, 2.510%, 9/1/05 (a)	2,100,000
1,835,000	VMIG1(b)	Series III-A-2, AMBAC-Insured, BPA-Landesbank Hessen Thuringen, 2.510%, 9/1/05 (a)	1,835,000
6,200,000	VMIG1(b)	Series III-A-3, AMBAC-Insured, BPA-Landesbank Hessen Thuringen, 2.510%, 9/1/05 (a)	6,200,000
6,800,000	VMIG1(b)	Series III-G-1, AMBAC-Insured, BPA-Landesbank Hessen Thuringen, 2.510%, 9/1/05 (a)	6,800,000
1,620,000	VMIG1(b)	Series IV-B-9, FSA-Insured, LIQ-JPMorgan, 2.360%, 9/1/05 (a)	1,620,000
		Tennessee State GO, TECP, Series A:
11,100,000	A-1+	2.550% due 10/7/05	11,100,000
4,650,000	A-1+	2.620% due 11/9/05	4,650,000

See Notes to Schedule of Investments.

Municipal Portfolio

Schedule of Investments (unaudited) (continued)	August 31, 2005

Face Amount	Rating‡	Security	Value
Tennessee (continued)
$11,000,000	A-1+	Tennessee State School Board, TECP, Tax Exempt Series 1997, LIQ-Westdeutsche Landesbank, 2.500% due 9/9/05	$11,000,000
10,630,000	VMIG1(b)	Tusculum, TN, Health Educational & Housing Facilities Board Revenue, Tusculum College Project, LOC-SunTrust Bank, 2.360%, 9/7/05 (a)	10,630,000

		Total Tennessee	109,130,000

Texas - 16.5%
7,670,000	A-1	Austin, TX, Utilities Systems Revenue, Series 498, FSA-Insured PART, LIQ-Morgan Stanley, 2.520%, 9/1/05 (a)	7,670,000
730,000	VMIG1(b)	Austin, TX, Wastewater PART, Munitops, Series 2000-10, MBIA-Insured, BPA-ABN AMRO, 2.410%, 9/7/05 (a)	730,000
17,000,000	A-1+	Brazos, TX, Harbor Industrial Development Corp., BASF Corp. Project, 2.420%, 9/7/05 (a)	17,000,000
		Dallas, TX, Area Rapid Transit, Senior Subordinated 2001, TECP:
19,000,000	A-1+	LIQ-Landesbank Baden Wurttemberg, State Street, Westdeustche Landesbank, 2.400% due 9/7/05	19,000,000
7,500,000	A-1+	LIQ-Landesbank Baden Wurttemberg, State Street, Westdeutsche Landesbank, 2.650% due 11/8/05	7,500,000
8,000,000	A-1+	Dallas, TX, Water & Sewer TECP, Series B, LIQ-Bank of America, 2.600% due 11/7/05	8,000,000
15,175,000	A-1+	El Paso, TX, GO, TECP, Series A, LIQ-JPMorgan, 2.650% due 11/14/05	15,175,000
5,800,000	AAA	Grand Prairie, TX, ISD, GO, PSFG, LIQ-Dexia, 2.850% due 8/1/06 (c)	5,800,000
		Gulf Coast Waste Disposal Authority, TX, BP Amoco Oil Project:
7,000,000	A-1+	2.100% due 9/1/05 (c)	7,000,000
3,280,000	Aa1(b)	2.800% due 1/15/06 (c)	3,281,794
		Harris County, TX, Flood Control District, TECP:
4,500,000	P-1	LOC-Landesbank Hessen-Thuringen 2.500% due 9/9/05	4,500,000
550,000	P-1	LOC-Landesbank Hessen Thuringen, 2.620% due 9/9/05	550,000
10,480,000	P-1	LOC-Landesbank Hessen Thuringen, 2.620% due 11/7/05	10,480,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
10,000,000	A-1+	St. Luke’s Episcopal Hospital, Series B, BPA-Bank of America, Bayerische Landesbank, JPMorgan, Northern Trust, 2.340%, 9/1/05 (a)	10,000,000
6,000,000	A-1+	The Methodist Systems, Series B, 2.340%, 9/1/05 (a)	6,000,000
1,800,000	VMIG1(b)	YMCA of Greater Houston Area, LOC-JPMorgan, 2.340%, 9/1/05 (a)	1,800,000
5,300,000	A-1	Harris County, TX, Toll Road, TECP, Senior Lien, Series E, LIQ-Dexia, 2.720% due 10/12/05	5,300,000
7,000,000	A-1+	Hockley County, TX, Industrial Development Corp., BP Amoco Oil Co. Project, 2.100% due 9/1/05 (c)	7,000,000
		Houston, TX, GO, TECP:
		Series A:
4,000,000	A-1+	LIQ-Dexia, Landesbank Hessen-Thuringen, 2.550% due 9/12/05	4,000,000
3,000,000	A-1+	LIQ-Dexia, Landesbank Hessen-Thuringen, 2.500% due 9/29/05	3,000,000
7,200,000	A-1+	LIQ-Dexia, Landesbank Hessen-Thuringen, 2.450% due 10/11/05	7,200,000
2,000,000	A-1+	Series B, LIQ-JPMorgan, 2.680% due 10/13/05	2,000,000
		Series D:
10,000,000	A-1	LIQ-Depfa, 2.550% due 9/12/05	10,000,000
15,000,000	A-1	LIQ-Depfa, 2.600% due 11/2/05	15,000,000
15,000,000	A-1+	Series E, LIQ-Bank of America, 2.650% due 10/26/05	15,000,000
8,500,000	VMIG1(b)	Houston, TX, ISD, GO, Munitops, Series 2000-2011, PSFG PART, BPA-ABN AMRO, 2.470%, 9/7/05 (a)	8,500,000
6,100,000	A-1+	Houston, TX, Sports Authority Special Revenue, Series C, MBIA-Insured, BPA-JP Morgan, 2.580%, 9/1/05 (a)	6,100,000
15,000,000	SP-1+	Houston, TX, TRAN, Series A, 4.000% due 6/30/06	15,164,418
7,945,000	A-1	Houston, TX, Water and Sewer Systems Revenue, MERLOT, Series A-128, MBIA-Insured, PART, LIQ-Wachovia, 2.400%, 9/7/05 (a)	7,945,000
5,500,000	VMIG1(b)	Leander, TX, ISD, GO, Munitops, Series 2002-16, PSFG PART, BPA-ABN AMRO, 2.420%, 9/7/05 (a)	5,500,000
17,000,000	A-1+	Lewisville, TX, ISD, GO, Series SGA 134, PART, LIQ-Societe Generale, 2.410%, 9/7/05 (a)	17,000,000
5,000,000	A-1+	Mansfield, TX, ISD, GO, Series SGA 129, PART PSFG, LIQ-Societe Generale, 2.410%, 9/7/05 (a)	5,000,000

See Notes to Schedule of Investments.

Municipal Portfolio

Schedule of Investments (unaudited) (continued)	August 31, 2005

Face Amount	Rating‡	Security	Value
Texas (continued)
$3,400,000	NR	McAllen, TX, Health Facilities Development Corp., McAllen Association No. 1, LOC-Bank of America, 2.600%, 9/1/05 (a)	$3,400,000
15,000,000	A-1+	North Central Texas Health Facility Development Corp., Methodist Dallas Medical Center, AMBAC-Insured, TECP, BPA-Dexia, 2.550% due 9/7/05	15,000,000
16,300,000	A-1+	North Texas Tollway Authority, Dallas North Thruway Systems Authority, FSA-Insured, Series B, BPA-Lloyds Bank, 2.380%, 9/7/05 (a)	16,300,000
20,000,000	VMIG1(b)	Pasadena, TX, ISD, GO, Series B, FSA-Insured, 4.700% due 9/1/05 (c)	20,000,000
19,700,000	A-1+	Plano, TX, ISD, GO, Series SGA 128, PART, PSFG, LIQ-Societe Generale, 2.410%, 9/7/05 (a)	19,700,000
6,800,000	VMIG1(b)	Richmond, TX, Higher Education Finance Corp. Student Housing Revenue, Bayou University of Houston, AMBAC-Insured, BPA-JPMorgan, 2.520%, 9/1/05 (a)	6,800,000
8,990,000	A-1	San Antonio, TX, Electric & Gas Revenue, MSTC, Series 9005, FSA-Insured PART, LIQ-Bear Stearns, 2.410%, 9/7/05 (a)	8,990,000
4,115,000	A-1+	San Antonio, TX, Water Revenue, Series SGA 42, PART, LIQ-Societe Generale, 2.410%, 9/7/05 (a)	4,115,000
14,000,000	A-1	Texas Municipal Power Agency, TECP, LIQ-Bank of America, Bayerische Landesbank, 2.500% due 10/12/05	14,000,000
3,000,000	A-1+	University of North Texas, Series SGA 146, FSA-Insured PART, LIQ-Societe Generale, 2.410%, 9/7/05 (a)(d)	3,000,000
5,265,000	A-1+	Yoakum County, TX, Industrial Development Corp., BP Amoco Project, 2.700% due 11/1/05 (c)	5,265,000

		Total Texas	374,766,212

Utah - 1.4%
27,000,000	A-1	Intermountain Power Agency Utilities, TECP, Series B-2, LOC-Bank of Nova Scotia, 2.350% due 9/8/05	27,000,000
4,795,000	A-1+	Utah County, UT, Heritage Schools Project, Series A, LOC-US Bank, 2.540%, 9/1/05 (a)	4,795,000

		Total Utah	31,795,000

Virginia - 0.6%
9,500,000	A-1+	Alexandria, VA, IDA Revenue, Institute for Defense Analyses, Series B, AMBAC-Insured, BPA-Wachovia, 2.530%, 9/1/05 (a)	9,500,000
3,000,000	VMIG1(b)	Norfolk, VA, Redevelopment & Housing Authority Revenue, Old Dominion University Project, LOC-Bank of America, 2.500%, 9/1/05 (a)	3,000,000

		Total Virginia	12,500,000

Washington - 1.9%
2,000,000	F-1+(e)	Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America, 2.550%, 9/1/05 (a)	2,000,000
3,635,000	VMIG1(b)	Central Puget Sound, WA, Regional Transportation Authority, Series 360, FGIC-Insured PART, LIQ-Morgan Stanley, 2.540%, 9/1/05 (a)	3,635,000
4,000,000	A-1+	Energy Northwest, WA, Electric Revenue, Project No. 3, Series E, LOC-JPMorgan, 2.380%, 9/7/05 (a)	4,000,000
		Washington State Health Care Facilities Authority:
15,000,000	A-1+	Highline Medical Center, LOC-Bank of America, 2.500%, 9/1/05 (a)	15,000,000
15,000,000	VMIG1(b)	National Healthcare Research and Education Finance Corp., LOC-BNP Paribas, 2.400%, 9/7/05 (a)	15,000,000
		Washington State Housing Finance Commission:
1,900,000	A-1+	Overlake School Project, LOC-Wells Fargo, 2.510%, 9/1/05 (a)	1,900,000
2,315,000	F-1+	United Way of King County Project, LOC-Bank of America, 2.550%, 9/1/05 (a)	2,315,000

		Total Washington	43,850,000

Wisconsin - 0.9%
		Wisconsin State GO, TECP:
7,455,000	A-1	Series 97A, LIQ-Bank of Nova Scotia 2.680% due 11/4/05	7,455,000
8,635,000	A-1+	Series 2002A, 2.730% due 11/9/05	8,635,000
3,900,000	A-1+	Wisconsin State HEFA, Northland College, LOC-Wells Fargo, 2.510%, 9/1/05 (a)	3,900,000

		Total Wisconsin	19,990,000

See Notes to Schedule of Investments.

Municipal Portfolio

Schedule of Investments (unaudited) (continued)	August 31, 2005

TOTAL INVESTMENTS - 99.7% (Cost - $2,268,161,875#)	2,268,161,875

Other Assets in Excess of Liabilities - 0.3%	7,857,705

TOTAL NET ASSETS - 100.0%	$2,276,019,580

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Rating by Moody’s Investors Service Inc.

(c)	Variable rate security. Coupon rate disclosed is that which is in effect at August 31, 2005.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(e)	Rating by Fitch Rating Service.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
BPA	— Bond Purchase Agreement
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GIC	— Guaranteed Investment Contract
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Receipts
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Notes
XLCA	— XL Capital Assurance

See Notes to Schedule of Investments.

Smith Barney Institutional Cash Management Fund, Inc.: Municipal Portfolio

Summary of Investments by Industry *

Hospitals	15.0%
Miscellaneous	13.7%
Education	12.1%
Industrial Development	10.8%
Finance	10.5%
General Obligation	10.4%
Transportation	7.2%
Utilities	5.2%
Water and Sewer	4.0%
Public Facilities	3.7%
Housing: Multi-Family	2.7%
Pollution Control	2.6%
Government Facilities	1.3%
Life Care Systems	0.8%

* As a percentage of total investments.	100.0%

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “C” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “C,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Rating Service (“Fitch”) — Ratings from “AAA” to “CC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Cash Portfolio (“Cash”), Government Portfolio (“Government”) and Municipal Portfolio (“Municipal”) are separate diversified investment funds (“Funds”) of Smith Barney Institutional Cash Management Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Institutional Cash Management Fund, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 28, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 28, 2005